Document and Entity Information	Dec. 11, 2024
Cover [Abstract]
Entity Registrant Name	DIEBOLD NIXDORF, Inc
Amendment Flag	false
Entity Central Index Key	0000028823
Document Type	8-K
Document Period End Date	Dec. 11, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	350 Orchard Avenue NE
Entity Address, City or Town	North Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720-2556
City Area Code	(330)
Local Phone Number	490-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false